Segment information and revenue analysis (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information And Revenue Analysis
Schedule of disaggregated information of revenues from discontinued operations

	For the six months ended June 30, 2024	For the six months ended June 30, 2023

Standard cloud-based services	$—	$754,323
Business process outsourcing services	—	938,137
Business integration services	—	398,285
Other revenues	—	174,680
Total revenues	$—	$2,265,425

Schedule of disaggregated information of revenues from continuing operations

	For the six months ended June 30, 2024	For the six months ended June 30, 2023

Standard cloud-based services	$—	$—
Business process outsourcing services	—	—
Business integration services	20,000	—
Other revenues	—	—
Total revenues	$—	$—

Schedule of disaggregated information of revenues from continuing operations by geography

	For the six months ended June 30, 2024	For the six months ended June 30, 2023

Mainland China*	$—	$2,265,425
Outside Mainland China	20,000	—
Total revenues	$20,000	$2,265,425

*	All of revenues collected from Mainland China were derived from discontinued operations for the six months ended June 30, 2024 and 2023.